Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Total revenue	$ 4,747,580	$ 16,943,287	$ 8,512,929
Sale of caviar products [Member]
Schedule of Revenue [Line Items]
Total revenue	4,747,580	12,483,195	8,512,929
Sale of wine [Member]
Schedule of Revenue [Line Items]
Total revenue		$ 4,460,092